UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            NOTTINGHAM ADVISORS INC.
ADDRESS:         500 ESSJAY RD. SUITE 220
                 WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen Mohn
Title:    Operations Manager
Phone:    716-633-3800

Signature, Place, and Date of Signing:

Karen Mohn                           Williamsville, NY             07/14/11
[Signature]                            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number Name

         ___________________________________-  [Repeat as necessary.]

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            82

Form 13F Information Table Value Total:           $241,727
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state [NONE] and omit the column headings and list entries.]

         No.     Form 13F File Number              Name



         [Repeat as necessary.]

Nottingham Advisors
FORM 13F
   30-Jun-11






                           FORM 13F INFORMATION TABLE

                                TITLE OF                   VALUE    SHARES/   SH/       PUT/  INVSTMT       VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP      (X$1000)  PRN AMT   PRN       CALL  DSCRETN       SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Alerian MLP ETF                                 00162q866     346       21550 SH               Sole            21550
Market Vectors Vietnam                          57060u761     280       13425 SH               Sole            13425
Morgan Stanley India Investmen                  61745C105     374       17050 SH               Sole            17050
PowerShares QQQ Nasdaq 100                      73935A104     284        4970 SH               Sole             4970
SPDR Dow Jones Industrial Ave                   78467X109     224        1810 SH               Sole             1810
SPDR Gold Trust                                 78463V107    2410       16507 SH               Sole            16507
SPDR S & P Mid-Cap 400 Trust                    78467Y107    7962       44867 SH               Sole            44867
SPDR S&P Dividend ETF                           78464A763     480        8875 SH               Sole             8875
Technology Select Sector SPDR                   81369Y803    7347      285885 SH               Sole           285885
Utilities Select Sector SPDR                    81369Y886    1211       36159 SH               Sole            36159
Vanguard Dividend Appreciation                  921908844   27439      490071 SH               Sole           490071
Vanguard Emerging Markets                       922042858    8804      181081 SH               Sole           181081
Vanguard Mid-Cap VIPERS                         922908629    5353       66564 SH               Sole            66564
WisdomTree Emerging Mkts Equit                  97717w315    6519      106903 SH               Sole           106903
WisdomTree Equity Income Fund                   97717W208     300        7230 SH               Sole             7230
WisdomTree Int'l MidCap Divide                  97717W778     201        3726 SH               Sole             3726
WisdomTree International Top 1                  97717W786     195        4125 SH               Sole             4125
iShares Comex Gold Trust                        464285105     274       18725 SH               Sole            18725
iShares DJ Select Dividend Ind                  464287168   10271      194090 SH               Sole           194090
iShares MSCI Australia                          464286103     356       13677 SH               Sole            13677
iShares MSCI Brazil                             464286400     435        5925 SH               Sole             5925
iShares MSCI Canada                             464286509    3464      109372 SH               Sole           109372
iShares MSCI EAFE                               464287465   29930      497670 SH               Sole           497670
iShares MSCI Emerging Markets                   464287234    5264      110582 SH               Sole           110582
iShares MSCI Singapore                          464286673     299       21750 SH               Sole            21750
iShares MSCI South Korea                        464286772     502        7725 SH               Sole             7725
iShares MSCI Taiwan                             464286731     249       16375 SH               Sole            16375
iShares MSCI Thailand                           464286624     365        5745 SH               Sole             5745
iShares MSCI Turkey                             464286715     583        9775 SH               Sole             9775
iShares Russell 1000 Growth                     464287614   29072      477523 SH               Sole           477523
iShares Russell 1000 Value                      464287598   24797      363173 SH               Sole           363173
iShares Russell Midcap Growth                   464287481     202        3275 SH               Sole             3275
iShares Russell Midcap Value                    464287473     202        4230 SH               Sole             4230
iShares S&P 500 Value Index Fd                  464287408     322        5195 SH               Sole             5195
iShares S&P Global Healthcare                   464287325    8635      148539 SH               Sole           148539
iShares S&P Midcap 400 Index                    464287507     310        3171 SH               Sole             3171
iShares S&P Small Cap 600 Inde                  464287804   11471      156453 SH               Sole           156453
iShares S&P U.S. Preferred Sto                  464288687    3026       76288 SH               Sole            76288
AT&T Inc.    COM                                00206R102     261        8310 SH               Sole             8310
Apple ComputeCOM                                037833100    5227       15571 SH               Sole            15571
Biosensors InCOMnational Group                  G11325100      25       25000 SH               Sole            25000
Boston ScientCOMc Corp.                         101137107     190       27536 SH               Sole            27536
Exxon Mobil CCOM.                               30231G102     625        7676 SH               Sole             7676
Gabelli UtiliCOMTrust                           36240A101     178       24619 SH               Sole            24619
General ElectCOM Co.                            369604103     637       33781 SH               Sole            33781
Heartland OilCOMGas Corp.                       42235Q200       0       10000 SH               Sole            10000
Johnson & JohCOMn                               478160104     331        4974 SH               Sole             4974
M&T Bank CorpCOM                                55261F104     289        3289 SH               Sole             3289
Microsoft IncCOM                                594918104     592       22763 SH               Sole            22763
Naturalnano ICOM                                63901A105       0      103400 SH               Sole           103400
Procter & GamCOM                                742718109     259        4079 SH               Sole             4079
Synergetics UCOMInc.                            87160G107     503       91271 SH               Sole            91271
Trans1 Inc.  COM                                89385X105     663      144825 SH               Sole           144825
Urologix Inc.COM                                917273104     163      171794 SH               Sole           171794
iCo TherapeutCOM Inc.                           45107j105      29       73682 SH               Sole            73682
AIM Intl Small Company Fd Cl A                  008879561     858    43409.14 SH               Sole         43409.14
Davis New York Venture Fund A                   239080104    1845    52455.86 SH               Sole         52455.86
Dodge & Cox Intl Stock Fund                     256206103    1858    50511.58 SH               Sole         50511.58
Dryden S&P 500 Index Fund                                     210    2375.089 SH               Sole         2375.089
Eaton Vance Tax Managed Growth                  277911830     365    14612.12 SH               Sole         14612.12
Frankin Utilities Class A                       353496409     150    11984.63 SH               Sole         11984.63
Ivy Asset Strategy Fund Cl A                    466000759    1190    45622.56 SH               Sole         45622.56
JP Morgan Mid Cap Value Fund C                  339128308     669    27038.52 SH               Sole         27038.52
Janus Advisor Forty Fund                        47102R405    1710    50362.96 SH               Sole         50362.96
Keeley Small Cap Value Cl. A                    487300501     623    23518.79 SH               Sole         23518.79
Lazard Emerging Markets Portfo                  52106N764     420    19020.82 SH               Sole         19020.82
Longleaf Partners Fund                          543069108    1938     62232.3 SH               Sole          62232.3
MFS Series Tr I - MFS Value Fu                  552983801     407    17006.84 SH               Sole         17006.84
MFS Series Trust I Research                     552983512    1529    94307.04 SH               Sole         94307.04
Matthews Pacific Tiger Fund                     577130107     626    25889.84 SH               Sole         25889.84
NT Collective Daily EAFE                                      202     23515.8 SH               Sole          23515.8
Neuberger Berman Genesis Adv                    64122m605     580    19263.11 SH               Sole         19263.11
The Jensen Portfolio                            476313101    2542    88911.67 SH               Sole         88911.67
UMB Scout Intl Fund                             81063u503    1643    48773.42 SH               Sole         48773.42
Van Kampen Mid Cap Growth Fund                  00143M596     479     15066.3 SH               Sole          15066.3
Bankamerica Corp.                               060505104     171       15595 SH               Sole            15595
Borders Group Inc                               099709107       2       10000 SH               Sole            10000
Community Bank N.A.                             203607106   10117      408095 SH               Sole           408095
Exxon Mobil Corp.                               30231G102     457        5613 SH               Sole             5613
General Electric Co.                            369604103     587       31150 SH               Sole            31150
Johnson & Johnson                               478160104     215        3237 SH               Sole             3237
M & T Bank Corp                                 55261F104     309        3510 SH               Sole             3510
Trans1 Inc.                                     89385X105     297       64886 SH               Sole            64886

REPORT SUMMARY            83 DATA RECORDS                  241727                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the
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